(CITICORP LIFE INSURANCE COMPANY LETTERHEAD)



Dear CitiVariable Annuity Contract holder:

We are pleased to present you with the Annual Report of the Separate Account of Citicorp Life Insurance Company (Citicorp Life) for 1997. In this booklet you will find the financial statements of the Citicorp Life separate account and statements of changes in net assets for each of CitiVariable annuity's investment options, all audited by KPMG Peat Marwick LLP, independent auditors.

Additionally, you will find individual annual reports for each investment option, which show investment performance. You will note that those figures do not reflect the separate account expense of 1.40% reflected in the CitiVariable annuity and CitiVariable Annuity Plus performance nor the 0.50% expense related to the CitiVariable Annuity Plus Optional GMIB Rider (available only in CA). Please read this information carefully.

We are further pleased to be sending you, under separate cover, a letter announcing a reduction in the separate account expense from 1.40% to 0.99% annually - due to savings in costs of operations, - a 30% savings, starting March 2, 1998.

We at Citicorp Life Insurance Company believe that annuity investors deserve access to solid investment management. As you know, over the past year, the markets have been quite active. While many investments experienced spectacular results, others were very volatile. It is important to remember that equities are long-term investments and it is not unusual for them to experience some volatility over the short term. With your annuity, you get solid investment management with 24 investment choices managed by prominent fund managers - AIM, Citibank, N.A., Fidelity Investments(R) and MFS(R). If you would like to review your investment goals and the appropriateness of your investment choices, please contact your Investment Consultant from Citicorp Investment Services who is also a Citicorp Life agent.

We value our relationship with you and are continuously working to provide you with the kind of service you expect from a Citicorp company. If you have any questions about the annual report, please call 1-800-497-4857, Monday through Friday, 8 a.m. to 5 p.m., Eastern Time. Citicorp Life has the experience and resources to help you build a lifetime of security for you and your family. We look forward to serving your retirement needs, now and in the future.


Sincerely,



/s/Alan Liebowitz
Alan Liebowitz
President

CitiVariable Annuity and CitiVariable Annuity Plus are issued by Citicorp Life Insurance Company, a subsidiary of Citibank Delaware, located in Dover, DE. These annuities are not available in all states. Consult your tax advisor for answers to your tax questions. The designation (sm) indicates a service mark of Citicorp. Please review the annuity contract for complete details. Policy Number
Series: 63-1103(05-94). Rider Number Series: 63-1500(04-97). Calls may be monitored. All named entities above are affiliates of Citicorp Investment Services, Citibank and Citicorp.

Fidelity Investments is a registered Trademark of FMR Corp.

                    CITICORP LIFE INSURANCE COMPANY
                    VARIABLE ANNUITY SEPARATE ACCOUNT

                    Financial Statements and Schedule

                    December 31, 1997

                    (With Independent Auditors' Report Thereon)

                          Independent Auditors' Report


     The Board of Directors
     Citicorp Life Insurance Company and Policyholders of Citicorp Life Insurance Company
         Variable Annuity Separate Account:

     We have audited the accompanying statement of net assets of the AIM V.I. Capital Appreciation Fund, AIM V.I. Government Series Fund, AIM V.I. Growth Fund, AIM V.I. Growth and Income Fund, AIM V.I. International Equity Fund, AIM V.I. Value Fund, CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400, CitiSelect VIP Folio 500, Fidelity VIP Equity Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Contrafund Portfolio, Fidelity VIP II Index 500 Portfolio, Landmark Small Cap Equity VIP Fund, Landmark VIP Balanced Fund, Landmark VIP Equity Fund, Landmark VIP International Equity Fund, Landmark VIP U.S. Government Fund, MFS Bond Series, MFS Emerging Growth Series, MFS Money Market Series, MFS Research Series, MFS Total Return Series, and MFS World Governments Series Portfolios of Citicorp Life Insurance Company Variable Annuity Separate Account as of December 31, 1997, and the related statement of operations for the year then ended and related statements of changes in net assets for each of the years in the two-year period ended December 31, 1997. These financial statements are the responsibility of Citicorp Life Insurance Company Variable Annuity Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 1997, by correspondence with the Landmark Variable Insurance Products Fund, A.I.M. Variable Insurance Funds, Inc., CitiSelect Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund, and MFS Variable Insurance Trust. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the AIM V.I. Capital Appreciation Fund, AIM V.I. Government Series Fund, AIM V.I. Growth Fund, AIM V.I. Growth and Income Fund, AIM V.I. International Equity Fund, AIM V.I. Value Fund, CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400, CitiSelect VIP Folio 500, Fidelity VIP Equity Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Contrafund

     Portfolio, Fidelity VIP II Index 500 Portfolio, Landmark Small Cap Equity VIP Fund, Landmark VIP Balanced Fund, Landmark VIP Equity Fund, Landmark VIP International Equity Fund, Landmark VIP U.S. Government Fund, MFS Bond Series, MFS Emerging Growth Series, MFS Money Market Series, MFS Research Series, MFS Total Return Series, and MFS World Governments Series Portfolios of Citicorp Life Insurance Company Variable Annuity Separate Account as of December 31, 1997, and the results of their operations for the year then ended and changes in their net assets for each of the years in the two-year period ended December 31, 1997, in conformity with generally accepted accounting principles.


                                                       /s/ KPMG Peat Marwick LLP


     January 21, 1998

CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Statement of Net Assets

December 31, 1997


------------------------------------------------------------------------------------------------------------------------------------

                                                   AIM V.I.       AIM V.I.         AIM      AIM V.I.       AIM V.I.         AIM
                                                    Capital      Government       V.I.       Growth      International     V.I.
                                                 Appreciation      Series        Growth    and Income       Equity         Value
                                                     Fund           Fund          Fund        Fund           Fund          Fund
------------------------------------------------------------------------------------------------------------------------------------

Net assets:
     Investments at market value               $   2,159,256       608,044       381,596      979,807       2,469,830    2,499,501

     Payable to Citicorp Life
        Insurance Company                              1,261           370           224          580           1,494        1,496
------------------------------------------------------------------------------------------------------------------------------------

Total net assets                               $   2,157,995       607,674       381,372      979,227       2,468,336    2,498,005
------------------------------------------------------------------------------------------------------------------------------------

Total net assets represented by:
     Variable annuity cash value
        invested in separate account
        by contractholders                         2,157,995       607,674       381,372      979,227       2,468,336    2,498,005
     Citicorp Life Insurance
        Company equity                                --             --            --           --             --           --
------------------------------------------------------------------------------------------------------------------------------------

Total net assets represented                   $   2,157,995       607,674       381,372      979,227       2,468,336    2,498,005
------------------------------------------------------------------------------------------------------------------------------------

Total units held by contractholders                1,293,126       573,525       315,240      827,506       2,357,251    2,102,285
Accumulated unit value                         $        1.67          1.06          1.21         1.18            1.05         1.19

Cost of investments                            $   2,087,287       582,309       354,976      928,320       2,530,929    2,406,762
------------------------------------------------------------------------------------------------------------------------------------

Number of shares                                      99,276        56,986        19,243       51,924         144,182      119,995
------------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.                                                                          (Continued)

CITICORP LIFE INSURANCE COMPANY

VARIABLE ANNUITY SEPARATE ACCOUNT

Statement of Net Assets

December 31, 1997



------------------------------------------------------------------------------------------------------------------------------------

                                                  CitiSelect     CitiSelect    CitiSelect  CitiSelect      Fidelity       Fidelity
                                                      VIP            VIP           VIP         VIP        VIP Equity        VIP
                                                     Folio          Folio         Folio       Folio         Income         Growth
                                                      200            300           400         500         Portfolio      Portfolio
------------------------------------------------------------------------------------------------------------------------------------

Net assets:
     Investments at market value                  $4,795,116    3,584,345     3,089,900     8,019,224       2,756,355     1,306,923

     Payable to Citicorp Life
        Insurance Company                              1,474        2,157         1,724           654           1,618           744
------------------------------------------------------------------------------------------------------------------------------------

Total net assets                                  $4,793,642    3,582,188     3,088,176     8,018,570       2,754,737     1,306,179
------------------------------------------------------------------------------------------------------------------------------------

Total net assets represented by:
     Variable annuity cash value
        invested in separate account
        by contractholders                         2,430,519    3,582,188     3,088,176     1,144,192       2,754,737     1,306,179
     Citicorp Life Insurance
        Company equity                             2,363,123       --            --         6,874,378          --            --
------------------------------------------------------------------------------------------------------------------------------------

Total net assets represented                      $4,793,642    3,582,188     3,088,176     8,018,570       2,754,737     1,306,179
------------------------------------------------------------------------------------------------------------------------------------

Total units held by contractholders                2,283,189    3,338,546     2,863,311     1,046,036       2,265,460       725,424
Accumulated unit value                            $     1.06         1.07          1.08          1.09            1.22          1.80
Cost of investments                               $4,803,342    3,579,678     3,059,993     7,712,322       2,476,697     1,223,875
------------------------------------------------------------------------------------------------------------------------------------

Number of shares                                     467,816      345,313       300,574       765,193         113,524        35,227
------------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.                                                                          (Continued)

CITICORP LIFE INSURANCE COMPANY

VARIABLE ANNUITY SEPARATE ACCOUNT

Statement of Net Assets

December 31, 1997



------------------------------------------------------------------------------------------------------------------------------------
                                                  Fidelity     Fidelity       Fidelity      Fidelity       Landmark         Landmark
                                                  VIP High        VIP          VIP II        VIP II        Small Cap           VIP
                                                   Income      Overseas      Contrafund     Index 500     Equity VIP        Balanced
                                                  Portfolio    Portfolio      Portfolio     Portfolio        Fund             Fund
------------------------------------------------------------------------------------------------------------------------------------

Net assets:
     Investments at market value                 $932,623    1,163,031      1,917,367     2,738,478       2,191,034         --

     Payable to Citicorp Life
        Insurance Company                             572          704          1,114         1,603              98         --
------------------------------------------------------------------------------------------------------------------------------------

Total net assets                                 $932,051    1,162,327      1,916,253     2,736,875       2,190,936         --
------------------------------------------------------------------------------------------------------------------------------------

Total net assets represented by:
     Variable annuity cash value
        invested in separate account
        by contractholders                        932,051    1,162,327      1,916,253     2,736,875         166,226         --
     Citicorp Life Insurance
        Company equity                              --           --             --            --          2,024,710         --
------------------------------------------------------------------------------------------------------------------------------------

Total net assets represented                     $932,051    1,162,327      1,916,253     2,736,875       2,190,936         --
------------------------------------------------------------------------------------------------------------------------------------

Total units held by contractholders               819,371    1,070,184      1,585,128     2,215,225         150,143         --
Accumulated unit value                         $     1.14         1.09           1.21          1.24            1.11         --

Cost of investments                            $  857,638    1,150,630      1,710,443     2,486,081       1,961,540         --
------------------------------------------------------------------------------------------------------------------------------------

Number of shares                                   68,676       60,575         96,157        23,940         195,454         --
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.                                                                          (Continued)

CITICORP LIFE INSURANCE COMPANY

VARIABLE ANNUITY SEPARATE ACCOUNT

Statement of Net Assets

December 31, 1997



------------------------------------------------------------------------------------------------------------------------------------

                                                   Landmark      Landmark         Landmark                     MFS          MFS
                                                      VIP           VIP           VIP U.S.       MFS        Emerging       Money
                                                    Equity     International     Government     Bond         Growth       Market
                                                     Fund       Equity Fund         Fund       Series        Series       Series
------------------------------------------------------------------------------------------------------------------------------------

Net assets:
     Investments at market value                   $  --            --               --         928,930      2,709,759    3,681,200

     Payable to Citicorp Life
        Insurance Company                             --            --               --             556          1,595        1,352
------------------------------------------------------------------------------------------------------------------------------------

Total net assets                                   $  --            --               --         928,374      2,708,164    3,679,848
------------------------------------------------------------------------------------------------------------------------------------

Total net assets represented by:
     Variable annuity cash value
        invested in separate account
        by contractholders                            --            --               --         928,374      2,708,164    3,679,848
     Citicorp Life Insurance
        Company equity                                --            --               --             --             --           --
------------------------------------------------------------------------------------------------------------------------------------

Total net assets represented                       $  --            --               --         928,374      2,708,164    3,679,848
------------------------------------------------------------------------------------------------------------------------------------

Total units held by contractholders                   --            --               --         861,145      2,322,481    3,362,150
Accumulated unit value                             $  --            --               --            1.08           1.17         1.09

Cost of investments                                $  --            --               --         879,610      2,442,188    3,681,200
------------------------------------------------------------------------------------------------------------------------------------

Number of shares                                      --            --               --          83,838        167,891    3,681,200
------------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.                                                                          (Continued)

CITICORP LIFE INSURANCE COMPANY

VARIABLE ANNUITY SEPARATE ACCOUNT

Statement of Net Assets

December 31, 1997



                                                                    MFS          MFS
                                                    MFS            Total        World
                                                 Research         Return     Governments
                                                  Series          Series       Series
------------------------------------------------------------------------------------------
Net assets:
     Investments at market value                 $2,961,502      1,854,575      332,922

     Payable to Citicorp Life
        Insurance Company                             1,768          1,125          206
------------------------------------------------------------------------------------------

Total net assets                                 $2,959,734      1,853,450      332,716
------------------------------------------------------------------------------------------

Total net assets represented by:
     Variable annuity cash value
        invested in separate account
        by contractholders                        2,959,734      1,853,450      332,716
     Citicorp Life Insurance
        Company equity                                   -              -            -
------------------------------------------------------------------------------------------

Total net assets represented                     $2,959,734      1,853,450      332,716
------------------------------------------------------------------------------------------

Total units held by contractholders               2,569,829      1,592,342      303,642
Accumulated unit value                           $     1.15           1.16         1.10

Cost of investments                              $2,771,107      1,681,593      331,494
------------------------------------------------------------------------------------------

Number of shares                                    187,556        111,520       32,607
------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Statement of Operations

December 31, 1997


-----------------------------------------------------------------------------------------------------------------------------------

                                                    AIM V.I.       AIM V.I.       AIM      AIM V.I.      AIM V.I.       AIM
                                                     Capital      Government     V.I.       Growth     International   V.I.
                                                  Appreciation      Series      Growth    and Income      Equity       Value
                                                      Fund           Fund        Fund        Fund          Fund        Fund
-----------------------------------------------------------------------------------------------------------------------------------

Investment income - dividends                    $  1,970           277         1,534          491       10,964       21,555
-----------------------------------------------------------------------------------------------------------------------------------

Expenses:
     Mortality and expense risk fees               14,297         3,387         2,554        5,175       15,047       13,972
     Daily administrative charges                   1,697           397           300          610        1,768        1,638
-----------------------------------------------------------------------------------------------------------------------------------

Total expenses                                     15,994         3,784         2,854        5,785       16,815       15,610
-----------------------------------------------------------------------------------------------------------------------------------

Net investment income (loss)                      (14,024)       (3,507)       (1,320)      (5,294)      (5,851)       5,945
-----------------------------------------------------------------------------------------------------------------------------------

Realized and unrealized gain (loss)
      on investments:
        Realized gain distribution                 25,326            --        11,577          736       38,581       66,177
        Realized gain (loss) on sale
           of investments                          13,462           528         3,283          915        1,552        1,188
        Change in unrealized gain
           (loss) on investments                   67,869        25,735        26,620       51,487      (61,099)      92,739
-----------------------------------------------------------------------------------------------------------------------------------

Net gain (loss) on investments                    106,657        26,263        41,480       53,138      (20,966)     160,104
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     resulting from operations                   $ 92,633        22,756        40,160       47,844      (26,817)     166,049
-----------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.                                                                          (Continued)

CITICORP LIFE INSURANCE COMPANY

VARIABLE ANNUITY SEPARATE ACCOUNT

Statement of Operations

December 31, 1997


                                               CitiSelect    CitiSelect   CitiSelect    CitiSelect    Fidelity         Fidelity
                                                   VIP           VIP          VIP           VIP      VIP Equity           VIP
                                                  Folio         Folio        Folio         Folio       Income           Growth
                                                   200           300          400           500       Portfolio        Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Investment income - dividends                    $252,499      155,326      160,785        416,730         --           1,002
------------------------------------------------------------------------------------------------------------------------------------

Expenses:
     Mortality and expense risk fees               11,384       23,931       22,551          7,190       15,950         7,786
     Daily administrative charges                   1,332        2,816        2,650            845        1,864           917
------------------------------------------------------------------------------------------------------------------------------------

Total expenses                                     12,716       26,747       25,201          8,035       17,814         8,703
------------------------------------------------------------------------------------------------------------------------------------

Net investment income (loss)                      239,783      128,579      135,584        408,695      (17,814)       (7,701)
------------------------------------------------------------------------------------------------------------------------------------

Realized and unrealized gain (loss)
      on investments:
        Realized gain distribution                  --           --            --            --            --           4,494
        Realized gain (loss) on sale
           of investments                         406,331      416,225      591,490        289,938       11,275        27,616
        Change in unrealized gain
           (loss) on investments                   (8,226)       4,667       29,907        306,902      279,658        77,797
------------------------------------------------------------------------------------------------------------------------------------

Net gain (loss) on investments                    398,105      420,892      621,397        596,840      290,933       109,907
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     resulting from operations                   $637,888      549,471      756,981      1,005,535      273,119       102,206
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.                                                                          (Continued)

CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Statement of Operations

For the year ended December 31, 1997

------------------------------------------------------------------------------------------------------------------------------------

                                                  Fidelity       Fidelity      Fidelity        Fidelity       Landmark     Landmark
                                                  VIP High          VIP         VIP II          VIP II        Small Cap       VIP
                                                   Income        Overseas     Contrafund       Index 500     Equity VIP    Balanced
                                                  Portfolio      Portfolio     Portfolio       Portfolio        Fund         Fund
------------------------------------------------------------------------------------------------------------------------------------

Investment income - dividends                        $ -             -            -               -              -           32,783
------------------------------------------------------------------------------------------------------------------------------------

Expenses:
     Mortality and expense risk fees                   5,997          8,057       11,580          14,894        1,091           246
     Daily administrative charges                        701            947        1,359           1,743          128            29
------------------------------------------------------------------------------------------------------------------------------------

Total expenses                                         6,698          9,004       12,939          16,637        1,219           275
------------------------------------------------------------------------------------------------------------------------------------

Net investment income (loss)                          (6,698)        (9,004)     (12,939)        (16,637)      (1,219)       32,508
------------------------------------------------------------------------------------------------------------------------------------

Realized and unrealized gain (loss)
      on investments:
        Realized gain distribution                      -              -            -               -            -          216,898
        Realized gain (loss) on sale
           of investments                             10,454            903        4,118           2,533       70,406       (95,900)
        Change in unrealized gain
           (loss) on investments                      74,985         12,401      206,924         252,397      229,494      (126,072)
------------------------------------------------------------------------------------------------------------------------------------

Net gain (loss) on investments                        85,439         13,304      211,042         254,930      299,900        (5,074)
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     resulting from operations                       $78,741          4,300      198,103         238,293      298,681        27,434
------------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.                                                                          (Continued)

CITICORP LIFE INSURANCE COMPANY

VARIABLE ANNUITY SEPARATE ACCOUNT

Statement of Operations

For the year ended December 31, 1997


                                                   Landmark        Landmark         Landmark                    MFS          MFS
                                                      VIP             VIP           VIP U.S.        MFS      Emerging       Money
                                                    Equity       International     Government      Bond       Growth       Market
                                                     Fund         Equity Fund         Fund        Series      Series       Series
------------------------------------------------------------------------------------------------------------------------------------

Investment income - dividends                        $16,729         32,151          33,661         -            -           62,533
------------------------------------------------------------------------------------------------------------------------------------

Expenses:
     Mortality and expense risk fees                      41            399             259        5,364       16,871        17,593
     Daily administrative charges                          5             48              31          629        1,997         2,067
------------------------------------------------------------------------------------------------------------------------------------

Total expenses                                            46            447             290        5,993       18,868        19,660
------------------------------------------------------------------------------------------------------------------------------------

Net investment income (loss)                          16,683         31,704          33,371       (5,993)     (18,868)       42,873
------------------------------------------------------------------------------------------------------------------------------------

Realized and unrealized gain (loss)
     on investments:
        Realized gain distribution                   497,237         34,624               -            -            -         8,975
        Realized gain (loss) on sale
           of investments                           (206,783)        11,138         (53,223)       4,085        3,481             -
        Change in unrealized gain
           (loss) on investments                    (252,777)      (194,481)         16,093       49,320      267,571             -
------------------------------------------------------------------------------------------------------------------------------------

Net gain (loss) on investments                        37,677       (148,719)        (37,130)      53,405      271,052         8,975
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     resulting from operations                       $54,360       (117,015)         (3,759)      47,412      252,184        51,848
------------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.                                                                          (Continued)

CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Statement of Operations

For the year ended December 31, 1997

------------------------------------------------------------------------------------------------------

                                                                         MFS             MFS
                                                          MFS           Total           World
                                                       Research        Return        Governments
                                                        Series         Series          Series
-----------------------------------------------------------------------------------------------------

Investment income-- dividends                           $     --              --          2,521
-----------------------------------------------------------------------------------------------------

Expenses:
     Mortality and expense risk fees                      17,431          11,542          2,611
     Daily administrative charges                          2,049           1,351            308
-----------------------------------------------------------------------------------------------------

Total expenses                                            19,480          12,893          2,919
-----------------------------------------------------------------------------------------------------

Net investment income (loss)                             (19,480)        (12,893)          (398)
-----------------------------------------------------------------------------------------------------

Realized and unrealized gain (loss)
     on investments:
        Realized gain distribution                            --             --              --
        Realized gain (loss) on sale
           of investments                                  1,784           4,051            449
        Change in unrealized gain
           (loss) on investments                         190,395         172,982         (1,796)
-----------------------------------------------------------------------------------------------------

Net gain (loss) on investments                           192,179         177,033         (1,347)
-----------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     resulting from operations                          $172,699         164,140         (1,745)
-----------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Statement of Changes in Net Assets

For the year ended December 31, 1997

-----------------------------------------------------------------------------------------------------------------------------------

                                                 AIM V.I.         AIM V.I.        AIM        AIM V.I.       AIM V.I.         AIM
                                                  Capital        Government      V.I.         Growth      International     V.I.
                                               Appreciation        Series       Growth      and Income       Equity         Value
                                                   Fund             Fund         Fund          Fund           Fund          Fund
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
     resulting from operations:
        Net investment income (loss)            $  (14,024)       (3,507)       (1,320)       (5,294)         (5,851)         5,945
        Realized gain distribution                  25,326            --        11,577           736          38,581         66,177
        Realized gain (loss) on sale
           of investments                           13,462           528         3,283           915           1,552          1,188
        Change in unrealized gain
           (loss) on investments                    67,869        25,735        26,620        51,487         (61,099)        92,739
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     resulting from operations                      92,633        22,756        40,160        47,844         (26,817)       166,049
-----------------------------------------------------------------------------------------------------------------------------------

Capital transactions:
     Contract deposits                           1,861,129       427,259       322,951       925,509       2,116,404      2,148,867
     Transfers between funds                       133,734       168,348        40,708         8,561         373,137        164,471
     Transfers to (from) Citicorp Life
        Insurance Company                          (21,269)      (10,689)      (22,447)        3,261          17,147         21,363
     Annual administrative charges                     (19)           --            --            --              --             --
     Death benefits                                     --            --            --            --            (481)            --
     Contract withdrawals                          (23,936)           --            --        (5,948)        (11,054)        (2,745)
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     resulting from capital
     transactions                                1,949,639       584,918       341,212       931,383       2,495,153      2,331,956
-----------------------------------------------------------------------------------------------------------------------------------

Total increase in net assets                     2,042,272       607,674       381,372       979,227       2,468,336      2,498,005

Net assets at beginning of period                  115,723            --            --            --              --             --
-----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                     $2,157,995       607,674       381,372       979,227       2,468,336      2,498,005
-----------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.                                                                          (Continued)

CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Statement of Changes in Net Assets

For the year ended December 31, 1997


------------------------------------------------------------------------------------------------------------------------------------

                                               CitiSelect    CitiSelect     CitiSelect      CitiSelect      Fidelity      Fidelity
                                                   VIP           VIP            VIP             VIP        VIP Equity        VIP
                                                  Folio         Folio          Folio           Folio         Income        Growth
                                                   200           300            400             500         Portfolio     Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
    resulting from operations:
        Net investment income (loss)            $  239,783       128,579       135,584       408,695         (17,814)        (7,701)
        Realized gain distribution                      --            --            --            --              --          4,494
        Realized gain (loss) on sale
           of investments                          406,331       416,225       591,490       289,938          11,275         27,616
        Change in unrealized gain
           (loss) on investments                    (8,226)        4,667        29,907       306,902         279,658         77,797
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     resulting from operations                     637,888       549,471       756,981     1,005,535         273,119        102,206
------------------------------------------------------------------------------------------------------------------------------------

Capital transactions:
     Contract deposits                           2,401,340     3,312,960     2,954,710     1,086,664       2,116,829      1,085,062
     Transfers between funds                        23,801       128,048        16,016        11,810         235,669         43,852
     Transfers to (from) Citicorp Life
        Insurance Company                        1,768,348      (382,008)     (598,743)    5,923,423         144,921        (55,737)
     Annual administrative charges                      --            --            --            --             (14)           (35)
     Death benefits                                     --          (496)           --            --            (517)            --
     Contract withdrawals                          (37,735)      (25,787)      (40,788)       (8,862)        (15,270)       (14,907)
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     resulting from capital
     transactions                                4,155,754       3,032,717   2,331,195     7,013,035       2,481,618      1,058,235
------------------------------------------------------------------------------------------------------------------------------------

Total increase in net assets                     4,793,642       3,582,188   3,088,176     8,018,570       2,754,737      1,160,441

Net assets at beginning of period                       --            --            --            --              --        145,738
------------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                     $4,793,642       3,582,188   3,088,176     8,018,570       2,754,737      1,306,179
------------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.                                                                          (Continued)

CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Statement of Changes in Net Assets

For the year ended December 31, 1997

------------------------------------------------------------------------------------------------------------------------------------

                                                  Fidelity      Fidelity      Fidelity      Fidelity         Landmark       Landmark
                                                  VIP High         VIP         VIP II        VIP II          Small Cap         VIP
                                                   Income       Overseas     Contrafund     Index 500       Equity VIP      Balanced
                                                  Portfolio     Portfolio     Portfolio     Portfolio          Fund           Fund
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
     resulting from operations:
        Net investment income (loss)               $(6,698)       (9,004)      (12,939)      (16,637)         (1,219)        32,508
        Realized gain distribution                      --            --            --            --              --        216,898
        Realized gain (loss) on sale
           of investments                           10,454           903         4,118         2,533          70,406        (95,900)
        Change in unrealized gain
           (loss) on investments                    74,985        12,401       206,924       252,397         229,494       (126,072)
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     resulting from operations                      78,741         4,300       198,103       238,293         298,681         27,434
------------------------------------------------------------------------------------------------------------------------------------

Capital transactions:
     Contract deposits                             820,108       1,062,266   1,641,264     2,391,045         154,300         11,588
     Transfers between funds                        40,099        95,513       107,565       126,147           1,999        (67,856)
     Transfers to (from) Citicorp Life
        Insurance Company                           24,227         1,903        (1,638)       (7,068)      1,735,956     (1,233,209)
     Annual administrative charges                      --            --            --            --              --             --
     Death benefits                                     --            --            --          (518)             --             --
     Contract withdrawals                          (31,124)       (1,655)      (29,041)      (11,024)             --             --
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net
     assets resulting from
     capital transactions                          853,310     1,158,027     1,718,150     2,498,582       1,892,255     (1,289,477)
------------------------------------------------------------------------------------------------------------------------------------

Total increase (decrease) in
     net assets                                    932,051       1,162,327   1,916,253     2,736,875       2,190,936     (1,262,043)

Net assets at beginning of period                       --            --            --            --              --      1,262,043
------------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                       $932,051       1,162,327   1,916,253     2,736,875       2,190,936             --
------------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.                                                                          (Continued)

CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Statement of Changes in Net Assets

For the year ended December 31, 1997

------------------------------------------------------------------------------------------------------------------------------------

                                               Landmark       Landmark         Landmark                        MFS           MFS
                                                  VIP            VIP           VIP U.S.          MFS        Emerging        Money
                                                Equity      International     Government        Bond         Growth        Market
                                                 Fund        Equity Fund         Fund          Series        Series        Series
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
     resulting from operations:
        Net investment income (loss)        $   16,683          31,704          33,371         (5,993)       (18,868)        42,873)
        Realized gain distribution             497,237          34,624              --             --             --          8,975
        Realized gain (loss) on sale
           of investments                     (206,783)         11,138         (53,223)         4,085          3,481             --
        Change in unrealized gain
           (loss) on investments              (252,777)       (194,481)         16,093         49,320        267,571             --
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     resulting from operations                  54,360        (117,015)         (3,759)        47,412        252,184         51,848
------------------------------------------------------------------------------------------------------------------------------------

Capital transactions:
     Contract deposits                          11,588             100              --        736,413      2,261,039      6,327,835
     Transfers between funds                   (13,028)       (107,251)        (69,541)       173,284        184,924     (2,264,257)
     Transfers to (from) Citicorp Life
        Insurance Company                   (1,364,903)     (4,259,003)     (1,081,533)       (22,790)        17,964          5,563
     Annual administrative charges                  --              --              --             --             --             --
     Death benefits                                 --              --              --             --             --             --
     Contract withdrawals                           --              --              --         (5,945)        (7,947)      (491,241)
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     resulting from capital
     transactions                           (1,366,343)     (4,366,154)     (1,151,074)       880,962      2,455,980      3,577,900
------------------------------------------------------------------------------------------------------------------------------------

Total increase (decrease) in
     net assets                             (1,311,983)     (4,483,169)     (1,154,833)       928,374      2,708,164      3,629,748

Net assets at beginning of period            1,311,983       4,483,169       1,154,833             --             --         50,100
------------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                 $       --              --              --        928,374      2,708,164      3,679,848
------------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.                                                                          (Continued)

CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Statement of Changes in Net Assets

For the year ended December 31, 1997

--------------------------------------------------------------------------------

                                                             MFS         MFS
                                               MFS          Total       World
                                            Research       Return    Governments
                                             Series        Series      Series
--------------------------------------------------------------------------------

Increase (decrease) in net assets
     resulting from operations:
        Net investment income (loss)      $  (19,480)     (12,893)       (398)
        Realized gain distribution                --           --          --
        Realized gain (loss) on sale
           of investments                      1,784        4,051         449
        Change in unrealized gain
           (loss) on investments             190,395      172,982      (1,796)
--------------------------------------------------------------------------------

Increase (decrease) in net assets
     resulting from operations               172,699      164,140      (1,745)
--------------------------------------------------------------------------------

Capital transactions:
     Contract deposits                     2,403,116    1,636,629     278,054
     Transfers between funds                 398,099       67,561     (21,407)
     Transfers to (from) Citicorp Life
        Insurance Company                     15,817       13,308       3,801
     Annual administrative charges                --           --          --
     Death benefits                               --         (515)         --
     Contract withdrawals                    (29,997)     (27,673)         --
--------------------------------------------------------------------------------

Increase (decrease) in net assets
     resulting from capital
     transactions                          2,787,035    1,689,310     260,448
--------------------------------------------------------------------------------

Total increase (decrease) in
     net assets                            2,959,734    1,853,450     258,703

Net assets at beginning of period                 --           --      74,013
--------------------------------------------------------------------------------

Net assets at end of period               $2,959,734    1,853,450     332,716
--------------------------------------------------------------------------------

See accompanying notes to financial statements.

CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Statement of Changes in Net Assets

For the year ended December 31, 1996

------------------------------------------------------------------------------------------------------------------------------------

                                             A.I.M. V.I.      Fidelity       Landmark       Landmark       Landmark        Landmark
                                              Capital            VIP            VIP            VIP            VIP          VIP U.S.
                                            Appreciation       Growth        Balanced        Equity      International    Government
                                                Fund          Portfolio        Fund           Fund        Equity Fund        Fund
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
    resulting from operations:
        Net investment income (loss)         $   (440)           (771)         43,883          24,470         54,943         69,120
        Realized gain distribution                 --             413          17,355          20,976         75,006             --
        Realized gain on sale of
           investments                              5             124              44              --             22             12
        Change in unrealized gain
           (loss) on investments                4,100           4,380          38,580         117,485        122,500        (50,069)
------------------------------------------------------------------------------------------------------------------------------------

Increase in net assets resulting
     from operations                            3,665           4,146          99,862         162,931        252,471         19,063
------------------------------------------------------------------------------------------------------------------------------------

Capital transactions:
     Contract deposits                        110,664         134,244          47,895           1,531        107,779         66,291
     Transfers from Citicorp Life
        Insurance Company                       1,394           1,394              --              --             --             --
     Annual administrative charges                 --             (16)            (14)             --             --             --
     Contract withdrawals                          --              --              --              --             --             --
------------------------------------------------------------------------------------------------------------------------------------

Increase in net assets resulting
     from capital transactions                112,058         135,622          47,881           1,531        107,779         66,291
------------------------------------------------------------------------------------------------------------------------------------

Total increase in net assets                  115,723         139,768         147,743         164,462        360,250         85,354

Net assets at beginning of period                  --           5,970       1,114,300       1,147,521      4,122,919      1,069,479
------------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                  $115,723         145,738       1,262,043       1,311,983      4,483,169      1,154,833
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Statement of Changes in Net Assets

For the year ended December 31, 1996

--------------------------------------------------------------------------------
                                                           MFS
                                                          Money       MFS World
                                                         Market      Governments
                                                         Series        Series
--------------------------------------------------------------------------------

Increase (decrease) in net assets
     resulting from operations:
        Net investment income (loss)                     $255              (526)
        Realized gain distribution                         --                --
        Realized gain on sale of
           investments                                     --                15
        Change in unrealized gain
           (loss) on investments                           --             3,224
--------------------------------------------------------------------------------

Increase in net assets resulting
     from operations                                      255             2,713
--------------------------------------------------------------------------------

Capital transactions:
     Contract deposits                                 49,845            71,300
     Transfers from Citicorp Life
        Insurance Company                                  --                --
     Annual administrative charges                         --                --
     Contract withdrawals                                  --                --
--------------------------------------------------------------------------------

Increase in net assets resulting
     from capital transactions                         49,845            71,300
--------------------------------------------------------------------------------

Total increase in net assets                           50,100            74,013

Net assets at beginning of period                          --                --
--------------------------------------------------------------------------------

Net assets at end of period                           $50,100            74,013
--------------------------------------------------------------------------------

See accompanying notes to financial statements.

CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Notes to Financial Statements

December 31, 1997

================================================================================

 (1)    History

        Citicorp Life Insurance Company Variable Annuity Separate Account (the Account) is a separate investment account maintained under the provisions of Arizona Insurance Law by Citicorp Life Insurance Company (the Company). The Account operates as a unit investment trust registered under the Investment Company Act of 1940, as amended, and supports the operations of the Company's individual flexible premium deferred variable annuity contracts (the contracts). The Account invests in portfolios of the following funds:

            o   Variable Annuity Portfolios:
                o  CitiSelect VIP Folio 200*,
                o  CitiSelect VIP Folio 300*,
                o  CitiSelect VIP Folio 400*,
                o  CitiSelect VIP Folio 500, and
                o  Landmark Small Cap Equity VIP Fund.
            o   Landmark Variable Insurance Products (VIP) Funds:
                o  Landmark VIP Balanced Fund,
                o  Landmark VIP Equity Fund,
                o  Landmark VIP International Equity Fund, and
                o  Landmark VIP U.S. Government Fund.
            o   AIM Variable Insurance Funds, Inc.:
                o  AIM V.I. Capital Appreciation Fund,
                o  AIM V.I. Government Series Fund*,
                o  AIM V.I. Growth Fund*,
                o  AIM V.I. Growth and Income Fund*,
                o  AIM V.I. International Equity Fund*, and
                o  the AIM V.I. Value Fund*.
            o   Fidelity Variable Insurance Products Funds:
                o  Fidelity VIP Equity Income Portfolio*,
                o  Fidelity VIP Growth Portfolio,
                o  Fidelity VIP High Income Portfolio*,
                o  Fidelity VIP Overseas Portfolio*,
                o  Fidelity VIP II Contrafund Portfolio*,
                o  and Fidelity VIP II Index 500 Portfolio*.
            o  MFS Variable Insurance Trust:
                o  MFS Bond Series*,
                o  MFS Emerging Growth Series*,
                o  MFS Money Market Series,
                o  MFS Research Series*,
                o  MFS Total Return Series*, and
                o  MFS World Governments Series.

        * Available to the Account beginning February 3, 1997.

        The CitiSelect Variable Insurance Products Funds had no assets or operations until February 10, 1997, when the Company transferred $40,000,000 from its general fund to provide initial capital. Also at this time, the Company transferred $3,000,000 from its general fund to the Landmark Small Cap Equity VIP Fund for the same purpose.

        As of April 30, 1997, several funds were no longer available to the Account, including Landmark VIP Balanced Fund, Landmark VIP Equity Fund,

                                                              (Continued)

CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Notes to Financial Statements

================================================================================

        Landmark VIP International Equity Fund, and Landmark VIP U.S. Government Fund. In conjunction with the removal of these Landmark Variable Insurance Products Funds from the Account, the Company transferred $7,000,000 in initial capital back to its general fund.

CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Notes to Financial Statements

--------------------------------------------------------------------------------

        The assets of the Account are the property of the Company. The portion of the Account's assets applicable to the contracts is not chargeable with liabilities arising out of any other business conducted by the Company.

        In addition to the Account, a contract owner may also allocate funds to the General Account, which is part of the Company's general account. Amounts allocated to the General Account are credited with a guaranteed rate of interest for one year. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933, and the General Account has not been registered as an investment company under the Investment Company Act of 1940.

 (2)    Summary of Significant Accounting Policies

        The following is a summary of significant accounting policies followed by the Account in preparation of the financial statements in conformity with generally accepted accounting principles.

        Investment Valuation

        The investment in the Fund is stated at market value, which is the net asset value of each of the respective series as determined by the Fund at the close of business on the last working day of the period.

              Accounting for Investments

        Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. The cost of investments sold is generally determined on the specific identification method.

              Federal Income Taxes

        The Company is taxed under federal law as a life insurance company. The Account is part of the Company's total operations, and is not taxed separately. Under existing law, no taxes are payable on investment income and realized capital gains of the Account.

              Use of Estimates

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.


 (3)    Contract Charges

        Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation, and are equivalent on an annual basis to 1.25% of the net assets of the contracts.

        An annual contract fee of $30 is assessed against each contract on its anniversary date by surrendering units. Daily charges for administrative

                                                                     (Continued)

CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Notes to Financial Statements

--------------------------------------------------------------------------------

        expenses are assessed through the daily unit value calculation, and are equivalent on an annual basis to 0.15% of the net assets of the contracts.

        The contracts provide that in the event that a contract owner withdraws all or a portion of the contract value within five contract years, a deferred sales charge will be assessed. The deferred sales charge is based on a table of charges, of which the maximum charge is currently 7% of the purchase payments withdrawn. During each contract year, up to 10% of purchase payments less any prior withdrawal of purchase payments may be withdrawn without a deferred sales charge.

        Premium taxes may be applicable, depending on the laws of various jurisdictions. Various states and other governmental entities levy a premium tax on annuity contracts issued by insurance companies.


 (4)    Purchases of Investments

        For the year ended December 31, 1997, investment activity in each of the respective Funds was as follows:

--------------------------------------------------------------------------------
                                                     Cost of         Proceeds
              Shares of                             purchases       from sales
--------------------------------------------------------------------------------

Variable Annuity Portfolios:
        CitiSelect VIP Folio 200                $   12,795,433        8,398,423
        CitiSelect VIP Folio 300                    13,669,901       10,506,449
        CitiSelect VIP Folio 400                    13,251,140       10,782,637
        CitiSelect VIP Folio 500                    11,553,686        4,131,303
        Landmark Small Cap Equity VIP Fund           3,156,495        1,265,361

Landmark Variable Insurance Products Funds:
        Landmark VIP Balanced Fund                     261,270        1,301,370
        Landmark VIP Equity Fund                       525,555        1,377,978
        Landmark VIP International Equity Fund          66,875        4,366,759
        Landmark VIP U.S. Government Fund               33,661        1,151,402

AIM Variable Insurance Funds, Inc. :
        AIM V.I. Capital Appreciation Fund           2,068,813          106,674
        AIM V.I. Government Series Fund                609,841           28,060
        AIM V.I. Growth Fund                           399,397           47,704
        AIM V.I. Growth and Income Fund                938,538           11,133
        AIM V.I. International Equity Fund           2,565,454           36,077
        AIM V.I. Value Fund                          2,414,875            9,302

Fidelity Variable Insurance Products Funds:
        Fidelity VIP Equity Income Portfolio         2,566,211          100,788
        Fidelity VIP Growth Portfolio                1,219,682          163,988
        Fidelity VIP High Income Portfolio             951,879          104,694
        Fidelity VIP Overseas Portfolio              1,158,614            8,887
        Fidelity VIP II Contrafund Portfolio         1,734,957           28,630
        Fidelity VIP II Index 500 Portfolio          2,505,310           21,761

MFS Variable Insurance Trust:
        MFS Bond Series                                939,738           64,213
        MFS Emerging Growth Series                   2,465,722           27,014
        MFS Money Market Series                      5,997,724        2,366,650
        MFS Research Series                          2,815,957           46,634

                                                                     (Continued)

CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Notes to Financial Statements

--------------------------------------------------------------------------------
        MFS Total Return Series                      1,730,571           53,028
        MFS World Governments Series                   441,338          181,122
--------------------------------------------------------------------------------

                                                                     (Continued)

CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Notes to Financial Statements

------------------------------------------------------------------------------------------------------------------------------------

 (5)    Net Increase in Accumulation Units

        For the years ended December 31, 1997 and 1996, transactions in accumulation units of contractholders of the Account were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                              1997
                                       ---------------------------------------------------------------------------------------------
                                         AIM V.I.         AIM V.I.        AIM         AIM V.I.         AIM V.I.         AIM
                                          Capital        Government      V.I.        Growth and      International     V.I.
                                       Appreciation        Series       Growth         Income           Equity         Value
                                           Fund             Fund         Fund           Fund             Fund          Fund
------------------------------------------------------------------------------------------------------------------------------------
Units purchased                        1,162,380           419,758     302,312         822,814         1,995,901     1,946,925
Units withdrawn and
  contract charges                       (14,524)               --          --          (5,199)          (11,071)       (2,388)
Units transferred
  between funds                           67,659           153,767      12,928           9,891           372,421       157,748
------------------------------------------------------------------------------------------------------------------------------------

Net increase                           1,215,515           573,525     315,240         827,506         2,357,251     2,102,285

Units at beginning
   of period                              77,611                --          --              --                --            --
------------------------------------------------------------------------------------------------------------------------------------

Units at end of period                 1,293,126           573,525     315,240         827,506         2,357,251     2,102,285
------------------------------------------------------------------------------------------------------------------------------------

CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Notes to Financial Statements

--------------------------------------------------------------------------------
        For the years ended December 31, 1997 and 1996, transactions in accumulation units of contractholders of the Account were as follows:
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 1997
                                      ----------------------------------------------------------------------------------------------
                                      CitiSelect       CitiSelect     CitiSelect     CitiSelect        Fidelity      Fidelity
                                          VIP              VIP            VIP            VIP          VIP Equity        VIP
                                         Folio            Folio          Folio          Folio           Income        Growth
                                          200              300            400            500           Portfolio     Portfolio
---------------------------------------------------------------------------------------------------------------------------------
        Units purchased                 2,296,533       3,216,778       2,906,175      1,039,064       1,925,885        644,857
        Units withdrawn and
           contract charges               (35,890)        (24,862)        (37,494)        (8,003)        (13,505)        (8,500)
        Units transferred
           between funds                   22,546         146,630          (5,370)        14,975         353,080         (9,483)
---------------------------------------------------------------------------------------------------------------------------------

        Net increase                    2,283,189       3,338,546       2,863,311      1,046,036       2,265,460        626,874

        Units at beginning
           of period                          --              --              --             --              --          98,550
---------------------------------------------------------------------------------------------------------------------------------

        Units at end of period          2,283,189       3,338,546       2,863,311      1,046,036       2,265,460        725,424
---------------------------------------------------------------------------------------------------------------------------------


                                                                     (Continued)

CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Notes to Financial Statements


        For the years ended December 31, 1997 and 1996, transactions in accumulation units of contractholders of the Account were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                         1997
                                       ---------------------------------------------------------------------------------------------
                                         Fidelity         Fidelity         Fidelity         Fidelity        Landmark       Landmark
                                         VIP High            VIP            VIP II           VIP II         Small Cap         VIP
                                          Income          Overseas        Contrafund        Index 500      Equity VIP      Balanced
                                         Portfolio        Portfolio        Portfolio        Portfolio         Fund           Fund
------------------------------------------------------------------------------------------------------------------------------------
        Units purchased                   789,414          984,950         1,515,643        2,127,252       148,286           9,479
        Units withdrawn and
           contract charges               (29,938)          (1,495)          (24,919)          (9,879)           --              --
        Units transferred
           between funds                   59,895           86,729            94,404           97,852         1,857         (55,954)
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease)           819,371        1,070,184         1,585,128        2,215,225       150,143         (46,475)

        Units at beginning
           of period                           --               --                --               --            --          46,475
------------------------------------------------------------------------------------------------------------------------------------
        Units at end of period            819,371        1,070,184         1,585,128        2,215,225       150,143              --
------------------------------------------------------------------------------------------------------------------------------------

                                                                     (Continued)

CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Notes to Financial Statements

-----------------------------------------------------------------------------------------------------------------------------
        For the years ended December 31, 1997 and 1996, transactions in accumulation units of contractholders of the Account were as follows:
-----------------------------------------------------------------------------------------------------------------------------

                                                                              1997
                                       --------------------------------------------------------------------------------------
                                       Landmark        Landmark        Landmark                    MFS             MFS
                                          VIP             VIP          VIP U.S.       MFS       Emerging          Money
                                        Equity       International    Government     Bond        Growth          Market
                                         Fund         Equity Fund        Fund       Series       Series          Series
-----------------------------------------------------------------------------------------------------------------------------
        Units purchased                   8,546             94           --        724,554       2,147,071      5,856,833
        Units withdrawn and
           contract charges                 --             --            --         (5,747)         (7,257)      (453,780)
        Units transferred
           between funds                 (9,711)      (101,857)      (65,380)      142,338         182,667     (2,088,279)
-----------------------------------------------------------------------------------------------------------------------------

        Net increase (decrease)          (1,165)      (101,763)      (65,380)      861,145       2,322,481      3,314,774

        Units at beginning
           of period                      1,165        101,763        65,380           --              --          47,376
-----------------------------------------------------------------------------------------------------------------------------

        Units at end of period              --             --            --        861,145       2,322,481      3,362,150
-----------------------------------------------------------------------------------------------------------------------------

                                                                     (Continued)

CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Notes to Financial Statements

--------------------------------------------------------------------------------
        For the years ended December 31, 1997 and 1996, transactions in accumulation units of contractholders of the Account were as follows:

--------------------------------------------------------------------------------
                                                    1997
                                 -----------------------------------------------
                                                     MFS             MFS
                                    MFS             Total           World
                                 Research          Return        Governments
                                  Series           Series          Series
--------------------------------------------------------------------------------

        Units purchased           2,226,580       1,541,024          253,499
        Units withdrawn and
           contract charges         (25,571)        (24,995)             --
        Units transferred
           between funds            368,820          76,313          (15,705)
--------------------------------------------------------------------------------

        Net increase (decrease)   2,569,829       1,592,342          237,794

        Units at beginning
           of period                    --              --            65,848
--------------------------------------------------------------------------------

        Units at end of period   32,569,829       1,592,342          303,642
--------------------------------------------------------------------------------

                                                                     (Continued)

CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Notes to Financial Statements

--------------------------------------------------------------------------------
        For the years ended December 31, 1997 and 1996, transactions in accumulation units of contractholders of the Account were as follows:


--------------------------------------------------------------------------------------------------------------------------------
                                                                              1996
                                     -------------------------------------------------------------------------------------------
                                      A.I.M. V.I.      Fidelity        Landmark       Landmark        Landmark        Landmark
                                       Capital            VIP             VIP           VIP              VIP          VIP U.S.
                                     Appreciation       Growth         Balanced        Equity       International    Government
                                         Fund          Portfolio         Fund           Fund         Equity Fund        Fund
--------------------------------------------------------------------------------------------------------------------------------
        Units purchased                  76,664         93,044            41,393         1,165        101,764           65,380
        Units withdrawn and
           contract charges               --               (11)              (12)        --             --               --
        Units transferred
           between funds                    947            952             --            --             --               --
--------------------------------------------------------------------------------------------------------------------------------

        Net increase                     77,611         93,985            41,381         1,165        101,764           65,380

        Units at beginning
           of period                      --             4,565             5,094         --             --               --
--------------------------------------------------------------------------------------------------------------------------------

        Units at end of period           77,611         98,550            46,475         1,165        101,764           65,380
--------------------------------------------------------------------------------------------------------------------------------


                                                                     (Continued)

CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Notes to Financial Statements

--------------------------------------------------------------------------------
        For the years ended December 31, 1997 and 1996, transactions in accumulation units of contractholders of the Account were as follows:

                                                      1996
                                         ----------------------------------
                                              MFS          MFS World
                                             Money        Governments
                                         Market Series      Series
---------------------------------------------------------------------------

        Units purchased                     47,376            65,848
        Units withdrawn and
           contract charges                  --                --
        Units transferred
           between funds                     --                --
---------------------------------------------------------------------------

        Net increase                        47,376            65,848

        Units at beginning
           of period                         --                --
---------------------------------------------------------------------------

        Units at end of period              47,376            65,848
---------------------------------------------------------------------------

                                    EXHIBIT I

The following documents have been previously filed via EDGAR and are herein incorporated by reference. Financial information may be obtained from the following


                                                                    DATE           FORM         40 ACT
         FUND NAME                                  CIK #         SUBMITTED        TYPE         FILE #           ACCESSION #
         ---------                                  -----         ---------        ----         ------           -----------
Variable Annuity Portfolios
   CitiSelect VIP Folio 200                      0001026107        3/02/98        N-30B-2      811-07893      0000950156-98-000195
   CitiSelect VIP Folio 300                      0001026107        3/02/98        N-30B-2      811-07893      0000950156-98-000195
   CitiSelect VIP Folio 400                      0001026107        3/02/98        N-30B-2      811-07893      0000950156-98-000195
   CitiSelect VIP Folio 500                      0001026107        3/02/98        N-30B-2      811-07893      0000950156-98-000195
   CitiFunds Small Cap Growth                    0001026107        3/02/98        N-30B-2      811-07893      0000950156-98-000195
       VIP Portfolio
Fidelity Variable Insurance Products Fund
   Growth Portfolio                              0001012679        2/23/98        N-30D        811-03329      0000356494-98-000024
   High Income Portfolio                         0001012679        2/23/98        N-30D        811-03329      0000356494-98-000025
   Equity Income Portfolio                       0001012679        2/23/98        N-30D        811-03329      0000356494-98-000023
   Overseas Portfolio                            0001012679        2/23/98        N-30D        811-03329      0000356494-98-000028
Fidelity Variable Insurance Product Fund II
   Contrafund Portfolio                          0000831016        2/23/98        N-30D        811-05511      0000356494-98-000031
   Index 500 Portfolio                           0000831016        2/23/98        N-30D        811-05511      0000356494-98-000034
AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund            0000896435        3/03/98        N-30D        811-07452      0000899243-98-000311
   AIM V.I. Government Securities Fund           0000896435        3/03/98        N-30D        811-07452      0000899243-98-000311
   AIM V.I. Growth Fund                          0000896435        3/03/98        N-30D        811-07452      0000899243-98-000311
   AIM V.I. International Equity Fund            0000896435        3/03/98        N-30D        811-07452      0000899243-98-000311
   AIM V.I. Value Fund                           0000896435        3/03/98        N-30D        811-07452      0000899243-98-000311
   AIM V.I. Growth and Income Fund               0000896435        3/03/98        N-30D        811-07452      0000899243-98-000311
MFS Variable Insurance Trust
   MFS World Governments Series                  0000918571        3/06/98        N-30D        811-08326      0000950156-98-000244
   MFS Money Market Series                       0000918571        3/06/98        N-30D        811-08326      0000950156-98-000246
   MFS Bond Series                               0000918571        3/06/98        N-30D        811-08326      0000950156-98-000249
   MFS Total Return Series                       0000918571        3/06/98        N-30D        811-08326      0000950156-98-000243
   MFS Research Series                           0000918571        3/05/98        N-30D        811-08326      0000950156-98-000210
   MFS Emerging Growth Series                    0000918571        3/05/98        N-30D        811-08326      0000950156-98-000209